Summary of Significant Accounting Policies - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions																								12 Months Ended
	Nov. 28, 2018 PHP (₱) seat	Nov. 28, 2018 USD ($) seat	Nov. 26, 2018 USD ($)	Oct. 04, 2018 USD ($)	Sep. 28, 2018	Aug. 07, 2018 PHP (₱)	Jul. 31, 2018 PHP (₱)	Apr. 13, 2018 PHP (₱)	Apr. 13, 2018 SGD ($) $ / shares shares	Mar. 05, 2018 PHP (₱)	Feb. 27, 2018 PHP (₱) shares	Jan. 24, 2018 USD ($)	Dec. 18, 2017 PHP (₱)	Dec. 14, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Sep. 26, 2017	Jun. 13, 2017 PHP (₱)	May 30, 2016 PHP (₱)	Apr. 15, 2016	Apr. 14, 2015 PHP (₱)	Jun. 24, 2014 PHP (₱)	Jun. 30, 2012 PHP (₱)	Mar. 24, 2000	Dec. 31, 2018 PHP (₱) seat shares	Nov. 30, 2018 PHP (₱)	Dec. 31, 2017 PHP (₱) shares	Jul. 18, 2017 PHP (₱)	May 30, 2017 PHP (₱) ₱ / shares shares	May 29, 2017 PHP (₱) ₱ / shares shares	Mar. 31, 2017 PHP (₱)	Mar. 06, 2017 PHP (₱)	Mar. 03, 2017 PHP (₱)	Feb. 28, 2017 PHP (₱)	Jan. 31, 2017 PHP (₱)	May 13, 2016 PHP (₱)	Jun. 09, 2015 PHP (₱)	May 28, 2015 PHP (₱)	Oct. 26, 2011
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)							₱ 1,152,000,000						₱ 1,294,000,000				₱ 21,800,000,000	₱ 26,200,000,000		₱ 26,487,000,000	₱ 13,243,000,000
Managed transformation agreement, Term												7 years
Investment in associate																								₱ 20,498,000,000		₱ 12,041,000,000
ECL recognized on investment																								₱ 0
Description of debt investment security credit risk																								debt investment security to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due
Transaction price allocated to remaining performance obligations																								₱ 30,753,000,000
Description of lease term																								12 months or less
Transformation Incentive Plan [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Description of vesting requirements for share-based payment arrangement																								over a three-year vesting period from January 1, 2017 to December 31, 2019.
2019 [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage																								63.00%
1-2 years [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage																								37.00%
Common Stock [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares authorized | shares																								234,000		234,000
Number of shares issued | shares																								219,000		219,000
Trademark [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization period																two years
Amortization method																straight-line method of accounting
Subscription Assets [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization period																10 years
Amortization method																straight-line method of accounting
Gohopscotch, Inc. [Member] | Gohopscotch South East Asia Pte Limited [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership																			10.00%
Metro Pacific Investments Corporation [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Authorized capital amount																												₱ 2,028,000,000	₱ 1,602,000,000
Number of shares authorized | shares																												20,000	20,000
Par value | ₱ / shares																												₱ 100.00	₱ 79.00
Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received) | $		$ (175.0)
Investment in associate																								₱ 10,487,000,000	₱ 10,748,000,000
Voyager Innovations Holdings, Pte. Ltd. [Member] | Class A Preferred Shares [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Share issued | $			$ 40.0	$ 175.0
Option for additional issue and allotment of shares | $				$ 50.0
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership	48.74%	48.74%																						48.50%
Number of board seats | seat	2	2																						2
Gain on deconsolidation	₱ 12,054,000,000
I F C And I F C E A F
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received) | $		$ 40.0
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary acquired																																						51.60%
Smart Communications, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership																							100.00%
Smart Communications, Inc. [Member] | Red Mobile [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)																						₱ 18,000,000
Connectivity Unlimited Resource Enterprise [Member] | PH Communications Holdings Corporation [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership																								97.00%
Connectivity Unlimited Resource Enterprise [Member] | Francom Holdings, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership																								3.00%
Talas Data Intelligence, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Subscription amount																																				₱ 250,000,000
Subscription amount paid																																			₱ 187,500,000		₱ 62,500,000
Additional Equity Investment																														₱ 115,000,000			₱ 150,000,000	₱ 120,000,000
P L D T Capital Pte Ltd | Gohopscotch South East Asia Pte Limited [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership																			90.00%
iCommerce Investments Pte. Ltd. [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received) | $															$ 8.9
Loans receivables | $														$ 8.6
iCommerce Investments Pte. Ltd. [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member] | Common Stock [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares issued | shares														10
Consideration for minority interest | $ / shares														$ 1.00
Smart [Member] | Perpetual notes facility agreement [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Perpetual notes issued																										₱ 1,100,000,000	₱ 1,100,000,000				₱ 1,590,000,000	₱ 2,610,000,000
Managed transformation agreement | $												$ 300.0
Expansion of strategic partnership service agreement term					6 years
Smart [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member] | Common Stock [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)											₱ 3,527,000,000
Number of shares issued | shares											170,000
Smart [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Common Stock [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)											₱ 465,000,000
Par value | $ / shares									$ 1.00
Number of shares issued | shares									96,000		53,000
Percentage of shares issued and outstanding											100.00%
Subscription price								₱ 3,806,000,000	$ 96
Primeworld Digital Systems, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership						95.00%				67.00%
Additional Investments						₱ 66,000,000				₱ 134,000,000